NOTE PAYABLE (Details Narrative) - USD ($)																			1 Months Ended																						12 Months Ended
	Mar. 07, 2023	Mar. 01, 2023	Feb. 08, 2023	Feb. 07, 2023	Feb. 06, 2023	Jan. 12, 2023	Jan. 04, 2023	Dec. 14, 2022	Nov. 07, 2022	Jun. 14, 2022	Feb. 03, 2022	Dec. 10, 2021	Jun. 07, 2021	Aug. 05, 2020	May 12, 2020	Apr. 07, 2020	Apr. 06, 2020	May 10, 2019	May 22, 2023	May 17, 2023	Apr. 18, 2023	Mar. 17, 2023	Feb. 23, 2023	Feb. 21, 2023	Aug. 18, 2022	Apr. 21, 2022	Mar. 25, 2022	Mar. 25, 2021	Feb. 25, 2021	Aug. 17, 2020	May 20, 2020	Aug. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Dec. 26, 2017	Dec. 23, 2017	Aug. 31, 2017	Aug. 31, 2017	Jan. 31, 2015	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 07, 2022	Dec. 22, 2017
Debt Instrument [Line Items]
Accrued interest																																									$ 1,812,914	$ 1,304,684	$ 1,888,144
Repayments of notes payable																																										125,000
Leonite Capital LLC [Member] | Security Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal amount							$ 41,667
Accrued interest							$ 1,667
Interest rate							8.00%
PPP [Member]
Debt Instrument [Line Items]
Principal amount															$ 103,125
Interest rate															1.00%
William Delgado [Member]
Debt Instrument [Line Items]
Principal amount																																						$ 20,000	$ 20,000
Accrued interest																																						$ 2,000	$ 2,000
Notes payable																																$ 22,000									20,000	20,000
Maturity date																																Dec. 31, 2021						Dec. 31, 2022	Aug. 31, 2018
Parabellum [Member]
Debt Instrument [Line Items]
Principal amount																																													$ 2,550,000
Notes payable																																									2,550,000
Vox Business Trust, LLC [Member]
Debt Instrument [Line Items]
Principal amount																																					$ 485,000
Accrued interest																																									290,813
Notes payable																																									861,500	926,500	861,500
Interest rate																																					7.00%
Consulting fees																																									120,000
RLT [Member]
Debt Instrument [Line Items]
Principal amount																																				$ 485,000
Accrued interest																																									305,589
Notes payable																																									861,500	$ 919,500	861,500
Interest rate																																				7.00%
Consulting fees																																									120,000
Third Party Vendor [Member]
Debt Instrument [Line Items]
Notes payable																																			$ 36,000						$ 11,000		11,000
Original issue discount																																			5,000
Repayments of notes payable																																			$ 31,000
LG Capital Funding [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																																								$ 78,750			48,610
Accrued interest																																											17,044
Interest rate																																								8.00%
Common stock issuable upon conversion																																									33,408,936	35,015,467
Convertible Notes Payable																																										$ 48,610
JMJ Financial [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																																								$ 250,000	$ 59,514
Accrued interest																																									10,564
Interest rate																																								10.00%
Convertible Notes Payable																																										59,514
Auctus Fund [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																$ 197,000																											197,000
Accrued interest																																											76,830
Maturity date																Feb. 07, 2021
Interest rate																12.00%
Leonite Capital LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																													$ 2,285,714
Interest rate																													8.00%
Leonite Capital [Member]
Debt Instrument [Line Items]
Notes payable																																									970,111		513,103
Leonite Capital [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount		$ 193,184	$ 87,754							$ 204,080									$ 131,230		$ 139,185	$ 190,637		$ 105,076					$ 2,285,714
Accrued interest		$ 6,816	$ 14,246																$ 8,780		$ 10,815	$ 9,363		$ 44,924
Interest rate																													8.00%
Debt Instrument, Convertible, Conversion Price		$ 0.01	$ 0.01							$ 0.01									$ 0.01		$ 0.01	$ 0.01		$ 0.01
Conversion of Stock, Shares Converted		20,000,000	10,000,000							20,408,015									14,000,000		15,000,000	20,000,000		15,000,000
Convertible Notes Payable																																										$ 970,111
GS Capital Partners [Member]
Debt Instrument [Line Items]
Principal amount																																											172,000
Accrued interest																																											15,050
GS Capital Partners [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount	$ 80,000			$ 53,475																$ 85,000		$ 85,000	$ 65,000		$ 172,000	$ 31,229		$ 2,285,714			$ 165,000
Accrued interest	$ 21,633			$ 13,886																$ 25,300		$ 23,311	$ 17,278
Maturity date																									Aug. 18, 2023						Feb. 20, 2021
Interest rate																									10.00%			8.00%			10.00%
Debt Instrument, Convertible, Conversion Price	$ 0.01			$ 0.01																$ 0.01		$ 0.01	$ 0.01			$ 0.01
Conversion of Stock, Shares Converted	10,163,288			6,736,045																11,029,973		10,831,096	8,277,753			3,122,914
Geneva Roth Remark Holdings [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount													$ 251,625
Accrued interest													$ 20,130
Maturity date													Jun. 07, 2022
Interest rate													8.00%
Original issue discount													$ 22,875
Purchase price													$ 228,750
Sixth Street Lending [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount										$ 128,750	$ 103,750	$ 128,750															$ 258,638																103,750
Accrued interest																																											13,544	$ 167,287
Maturity date										Jun. 14, 2023	Feb. 03, 2023	Dec. 10, 2022															Mar. 25, 2023
Interest rate										8.00%	8.00%	8.00%
Sixth Street Lending [Member] | Convertible Note Payable One [Member]
Debt Instrument [Line Items]
Principal amount																											$ 258,638														256,219
Accrued interest																																											$ 40,197
Maturity date																											Mar. 25, 2023
Interest rate																											12.00%
Sixth Street Lending [Member] | Convertible Note Payable Two [Member]
Debt Instrument [Line Items]
Principal amount										$ 128,750																															162,685
Accrued interest																																									13,374
Maturity date										Jun. 14, 2023
Interest rate										8.00%
Gary Shover [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount									$ 75,000																																75,000
Accrued interest																																									6,000
Maturity date									May 07, 2023
Interest rate									12.00%
Ronal Minor [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount								$ 25,000																																	25,000
Accrued interest																																									1,500
Maturity date								Jun. 14, 2023
Interest rate								12.00%
Fourth Man L L C [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount					$ 165,000																																				165,000
Accrued interest																																									8,250
Interest rate					12.00%
Original issue discount					$ 16,500
GS Capital Partners, LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount						$ 41,667																																			41,667
Accrued interest																																									1,667
Interest rate						8.00%
Original issue discount						$ 4,167
GS Capital Partners, LLC [Member] | Convertible Note Payable One [Member]
Debt Instrument [Line Items]
Principal amount																																									37,000
Accrued interest																																									$ 1,667
G S Capital [Member] | Convertible Note Payable One [Member]
Debt Instrument [Line Items]
Principal amount						$ 41,667
Interest rate						8.00%
Original issue discount						$ 4,167
Adar Alef L L C [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount														$ 150,000
Interest rate														5.00%
Harbor Gates Capital [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																														$ 165,000
Maturity date																														May 17, 2021
Interest rate																														10.00%
First Fire Global Opportunity [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Maturity date																	Apr. 06, 2021	Feb. 10, 2020
Interest rate																	10.00%	10.00%
Power Up Lending Group [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																	$ 53,000
G H S Investments [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																		$ 335,000
Purchaser [Member]
Debt Instrument [Line Items]
Investment return description																																		Company entered into an Investment Return Purchase Agreement with an accredited investor (the “Purchaser”) for proceeds of $200,000 (the “Investment Agreement”). Under the terms of the Investment Agreement, the Company agreed to pay the Purchaser the $200,000 proceeds plus a 10% return, or $20,000 (the “Investment Return”) within three (3) months from the date of the Investment Agreement. Such Investment Return shall be paid earlier if the Company secures funding totaling $500,000 within 90 days from the date of the Investment Agreement. In addition, the Company agreed to issue to the Purchaser 2,000,000 warrants to purchase common stock of the Company at an exercise price of $0.01 per share, exercisable for a period of three years and expired May 2021. The warrants were valued using the Black Scholes Merton model, resulting in a fair value of $13,000 which were recorded as a discount on the note. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.007 at issuance date; a risk-free interest rate of 2.75% and estimated volatility of the Company’s common stock of 220%. As of December 31, 2022, and through the date of this report, the $200,000 principal and $20,000 Investment Return remained outstanding and is in default.
Accredited Investor [Member]
Debt Instrument [Line Items]
Notes payable																																	$ 300,000
Original issue discount																																	150,000
Repayments of notes payable																																	$ 150,000